Note 4 - Property and Equipment, Net (Details) - Equipment, Furniture and Leasehold Improvements (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 419	$ 322
Less: Accumulated depreciation and amortization	(232)	(194)
Property and equipment, net	187	128
Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Property and equipment, gross	367	277
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Property and equipment, gross	39	32
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years
Property and equipment, gross	$ 13	$ 13